UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22745

American Funds Global High-Income Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: February 28 or 29

Date of reporting period: February 28, 2015

Steven I. Koszalka

American Funds Global High-Income Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Global High-Income Opportunities FundSM Annual report for the year ended February 28, 2015

American Funds Global High-Income Opportunities Fund seeks to provide, over the long term, a high level of total return largely comprising current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2015 (the most recent calendar quarter-end):

		Lifetime
Class A shares	1 year	(since 12/14/12)

Reflecting 3.75% maximum sales charge	–6.09%	–0.57%

The fund’s estimated gross expense ratio for Class A shares is 1.36% as of the prospectus dated May 1, 2015 (unaudited).

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for Class A shares. This reimbursement will be in effect through at least April 30, 2016, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s prospectus for details. Visit americanfunds.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Expenses shown assume fees for distribution services were charged on these assets. However, because fees for distribution services were not charged on these assets, actual fund expenses were lower and total return was higher. See the “Plans of distribution” section of the prospectus for information on the distribution services fees permitted to be charged by the fund.

The fund’s 30-day yield for Class A shares as of March 31, 2015, reflecting the 3.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 5.84%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade bonds. Investing in bonds issued outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Contents

1	Letter to investors
3	Investment portfolio
8	Financial statements
24	Board of trustees and other officers

Fellow investors:

We welcome the opportunity to present you with the annual report for American Funds Global High-Income Opportunities Fund. This report covers the period from March 1, 2014, through February 28, 2015.

The fund’s total return for the year was 0.37%, with all distributions reinvested. By way of comparison, the fund’s new primary index, the Barclays Global High Income Broad Index, climbed 2.36%. The former benchmark, Barclays Global High Yield Index, fell –0.84%. Both indexes are unmanaged and, therefore, have no expenses. The Custom Lipper Blended Index, a composite of peer funds tracked by Lipper, rose 0.57%.

For the 12 months, the fund produced dividends totaling 46 cents a share. This resulted in an income return of 4.78% for investors who chose to reinvest their dividends and 4.70% for those who took them in cash. The fund’s share price declined from $9.79 to $9.37.

At period-end, 52.3% of the fund was invested in corporate bonds and notes, with another 38.4% in non–U.S. sovereign debt. The remainder of the portfolio consisted of other securities, forward currency contracts, short-term obligations and cash.

Cordially,

Robert H. Neithart
President

April 15, 2015

For current information about the fund, visit americanfunds.com.

Results at a glance

For periods ended February 28, 2015, with all distributions reinvested

			Average annual
	Cumulative total returns		total returns
			Lifetime
	6 months	1 year	(since 12/14/12)

American Funds Global High-Income Opportunities Fund (Class A shares)	–3.93%	0.37%	1.83%
Barclays Global High Income Broad Index*	–2.30	2.36	2.79
Barclays Global High Yield Index*	–3.56	–0.84	4.17
Custom Lipper Blended Index†	–3.73	0.57	1.22

*	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	The Custom Lipper Blended Index blends the Lipper High Yield Funds Index, Lipper Emerging Markets Hard Currency Debt Funds Index and the Lipper Emerging Markets Local Currency Debt Funds Index by weighting their cumulative total returns at 50%, 30% and 20%, respectively. The portfolio is rebalanced monthly. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global High-Income Opportunities Fund	1

The value of a $10,000 investment

How a $10,000 investment has fared (for the period December 14, 2012, through February 28, 2015, with dividends reinvested)

Fund results shown reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,625.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Includes reinvested dividends of $1,014 and reinvested capital gains of $13.
[4]	For the period December 14, 2012, commencement of operations, through December 31, 2012.

Past results are not predictive of results for future periods. The results shown are before taxes on fund distributions and sale of fund shares.

Average annual total returns based on a $1,000 investment (for the periods ended February 28, 2015)*

		Lifetime
	1 year	(since 12/14/12)

Class A shares	–3.38%	0.08%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The investment adviser is currently reimbursing a portion of other expenses for Class A shares. This reimbursement will be in effect through at least April 30, 2016, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Investment results shown reflect the reimbursement, without which the results would have been lower. Refer to the fund’s prospectus for details. Visit americanfunds.com for more information.

Although the fund has plans of distribution for Class A shares, fees for distribution services are not paid by the fund on amounts invested in the fund by the fund’s investment adviser. Because fees for distribution services were not charged on these assets, total returns were higher. See the “Plans of distribution” section of the prospectus for information on the distribution service fees permitted to be charged by the fund.

2	American Funds Global High-Income Opportunities Fund

Investment portfolio February 28, 2015

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	1.63%
A/A	8.45
BBB/Baa	21.81
Below investment grade	55.86
Unrated	4.57
Other	.78
Short-term securities & other assets less liabilities	6.90

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies. The information in the Portfolio Quality Summary table is not covered by the Report of Independent Registered Public Accounting Firm.
†	These securities are guaranteed by the full faith and credit of the United States government.

Bonds, notes & other debt instruments 92.32%	Principal amount (000)		Value (000)
Corporate bonds & notes 52.30%
Consumer discretionary 8.26%
Boyd Gaming Corp. 9.00% 2020		$750	$815
Burger King Corp. 6.00% 2022[1]		225	235
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 5.50% 2022		100	104
Delta 2 (Formula One), Term Loan B, 4.75% 2021[2,3,4]		75	75
Delta 2 (Formula One), Term Loan B, 7.75% 2022[2,3,4]		100	101
DISH DBS Corp. 4.625% 2017		200	205
DISH DBS Corp. 4.25% 2018		200	201
Family Tree Escrow LLC 5.25% 2020[1]		25	26
Family Tree Escrow LLC 5.75% 2023[1]		50	53
General Motors Financial Co. 3.00% 2017		200	205
Grupo Televisa, SAB 7.25% 2043	MXN	2,000	118
Guitar Center, Inc. 9.625% 2020[1]		$125	83
iHeartCommunications, Inc. 10.625% 2023[1]		195	200
Laureate Education, Inc. 9.25% 2019[1]		200	192
MGM Resorts International 8.625% 2019		200	231
NCL Corp. Ltd. 5.00% 2018		250	257
Neiman Marcus Group LTD Inc. 8.00% 2021[1]		125	132
Neiman Marcus Group LTD Inc. 8.75% 2021[1,2,5]		75	79
PETsMART, Inc. 7.125% 2023[1]		75	78
Sotheby’s Holdings, Inc. 5.25% 2022[1]		200	196
Standard Pacific Corp. 5.875 2024		150	154
VTR Finance BV 6.875% 2024[1]		225	236
			3,976

American Funds Global High-Income Opportunities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Telecommunication services 8.00%
Digicel Group Ltd. 8.25% 2020	$250	$252
Digicel Group Ltd. 6.00% 2021[1]	200	199
Frontier Communications Corp. 6.875% 2025	200	201
LightSquared, Term Loan, 9.00% 2015[2,3,4,5,6]	71	71
MetroPCS Wireless, Inc. 6.25% 2021	125	132
MetroPCS Wireless, Inc. 6.625% 2023	125	133
Millicom International Cellular SA 4.75% 2020[1]	500	490
Millicom International Cellular SA 6.625% 2021[1]	200	213
NII Capital Corp. 10.00% 2016[7]	450	252
NII Capital Corp. 7.875% 2019[1,7]	300	289
NII Capital Corp. 11.375% 2019[1,7]	250	244
Numericable Group SA, First Lien, 4.875% 2019[1]	300	301
Sprint Nextel Corp. 7.00% 2020	575	593
T-Mobile US, Inc. 6.731% 2022	100	107
Trilogy International Partners, LLC 10.25% 2016[1]	375	371
		3,848

Energy 7.53%
Alpha Natural Resources, Inc. 6.00% 2019	300	92
American Energy (Marcellus), Term Loan A, 8.50% 2021[2,3,4]	25	19
American Energy (Permian Basin) 7.125% 2020[1]	175	143
American Energy (Permian Basin) 7.375% 2021[1]	75	61
American Energy (Woodford LLC), 9.00% 2022[1]	100	67
Arch Coal, Inc. 7.25% 2021	500	148
CONSOL Energy Inc. 8.25% 2020	225	235
Jupiter Resources Inc. 8.50% 2022[1]	175	143
NGPL PipeCo LLC 7.119% 2017[1]	75	75
NGPL PipeCo LLC 9.625% 2019[1]	25	25
Odebrecht Offshore Drilling Finance Ltd. 6.75% 2022[1,3]	189	147
Odebrecht Offshore Drilling Finance Ltd., First Lien, 6.625% 2023[1,3]	192	149
Peabody Energy Corp. 6.00% 2018	350	320
Petróleos Mexicanos 6.50% 2041	250	283
Petróleos Mexicanos 5.625% 2046[1]	685	704
Sabine Pass Liquefaction, LLC 5.625% 2021	400	411
Sabine Pass Liquefaction, LLC 5.75% 2024	200	206
Teekay Corp. 8.50% 2020	350	395
		3,623

Industrials 7.35%
AAF Holdings LLC 12.75% 2019[1,2,5]	103	98
ADT Corp. 4.125% 2019	150	152
Altegrity, Inc. 9.50% 2019[1,7]	350	357
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	250	224
Brunswick Rail Finance Ltd. 6.50% 2017	250	108
Builders Firstsource 7.625% 2021[1]	100	102
CEVA Group PLC 7.00% 2021[1]	100	96
Euramax International, Inc. 9.50% 2016	250	232
Gates Global LLC, Term Loan B, 4.25% 2021[2,3,4]	125	124
HD Supply, Inc. 5.25% 2021[1]	75	78
Navios Maritime Acquisition Corp. and Navios Acquisition Finance (US) Inc. 8.125% 2021[1]	200	201
Navios Maritime Holdings Inc. 7.375% 2022[1]	200	189
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	260
Nielsen Finance LLC and Nielsen Finance Co. 5.00% 2022[1]	200	205
Nortek Inc. 8.50% 2021	525	567
Ply Gem Industries, Inc. 6.50% 2022	175	170
R.R. Donnelley & Sons Co. 7.25% 2018	159	178
R.R. Donnelley & Sons Co. 7.875% 2021	50	57
R.R. Donnelley & Sons Co. 7.00% 2022	125	138
		3,536

Health care 6.98%
Centene Corp. 4.75% 2022	75	77
DJO Finance LLC 7.75% 2018	85	87
DJO Finance LLC 8.75% 2018	225	236
DJO Finance LLC 9.875% 2018	405	421
Endo Pharmaceuticals Holdings Inc. 5.75% 2022[1]	80	84
HCA Inc. 3.75% 2019	150	154

4	American Funds Global High-Income Opportunities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds & notes (continued)
Health care (continued)
inVentiv Health Inc, Term Loan B4, 7.75% 2018[2,3,4]		$150	$150
inVentiv Health Inc. 9.00% 2018[1]		400	418
inVentiv Health Inc. 11.00% 2018[1]		178	161
inVentiv Health Inc. 12.00% 2018[1,2,5]		271	270
Kinetic Concepts, Inc. 10.50% 2018		175	192
Kinetic Concepts, Inc. 12.50% 2019		125	139
Ortho-Clinical Diagnostics Inc. 6.625% 2022[1]		140	130
Tenet Healthcare Corp., First Lien, 4.75% 2020		275	285
VPI Escrow Corp. 6.375% 2020[1]		275	290
VWR Funding, Inc. 7.25% 2017		250	263
			3,357

Materials 6.13%
Aleris International, Inc. 7.625% 2018		150	150
ArcelorMittal 7.50% 2041[2]		300	317
CEMEX Finance LLC 9.375% 2022		250	286
First Quantum Minerals Ltd. 6.75% 2020[1]		254	238
First Quantum Minerals Ltd. 7.00% 2021[1]		254	237
FMG Resources 6.00% 2017[1]		250	253
JMC Steel Group Inc. 8.25% 2018[1]		550	482
LSB Industries, Inc. 7.75% 2019		150	156
Rayonier Advanced Materials Inc. 5.50% 2024[1]		270	233
Reynolds Group Inc. 9.875% 2019		225	242
Ryerson Inc. 11.25% 2018		167	176
Tembec Industries Inc. 9.00% 2019[1]		125	127
Walter Energy, Inc. 9.875% 2020		275	37
Walter Energy, Inc. 8.50% 2021		125	17
			2,951

Financials 3.90%
BBVA Bancomer SA 6.50% 2021		200	225
CIT Group Inc. 5.00% 2017		225	235
CIT Group Inc. 3.875% 2019		100	101
Crescent Resources 10.25% 2017[1]		400	429
Icahn Enterprises Finance Corp. 6.00% 2020		150	161
iStar Financial Inc., Series B, 9.00% 2017		125	139
iStar Financial Inc. 4.875% 2018		200	201
Realogy Corp. 9.00% 2020[1]		350	387
			1,878

Information technology 3.44%
Alcatel-Lucent USA Inc. 4.625% 2017[1]		300	311
First Data Corp. 11.75% 2021		130	152
First Data Corp. 8.75% 2022[1,2,5]		125	136
Freescale Semiconductor, Inc. 5.00% 2021[1]		250	264
NXP BV and NXP Funding LLC 3.75% 2018[1]		475	486
Serena Software, Inc., Term Loan B, 7.50% 2020[2,3,4]		146	146
SRA International, Inc. 11.00% 2019		150	163
			1,658

Utilities 0.71%
Emgesa SA ESP 8.75% 2021	COP	300,000	130
NRG Energy, Inc. 6.625% 2023		$200	211
			341
Total corporate bonds & notes			25,168

Bonds & notes of governments & government agencies outside the U.S. 38.39%
Argentina (Republic of) 7.00% 2017		675	660
Brazil (Federal Republic of) 10.00% 2017	BRL	1,000	335
Brazil (Federal Republic of) 6.00% 2045[8]		2,556	866
Colombia (Republic of), Series B, 6.00% 2028	COP	310,000	113
Colombia (Republic of) Global 4.375% 2021		$450	481
Colombia (Republic of) Global 9.85% 2027	COP	1,230,000	644
Croatian Government 6.375% 2021		$200	224
Dominican Republic 7.45% 2044[1]		225	261

American Funds Global High-Income Opportunities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Dominican Republic 6.85% 2045[1]		$200	$214
Ethiopia (Republic of) 6.625% 2024[1]		300	303
Gabonese Republic 6.375% 2024[3]		200	194
Ghana (Republic of) 8.50% 2017		350	366
Greek Government 2.00%/3.00% 2023		€90	65
Greek Government 2.00%/3.00% 2024		90	64
Greek Government 2.00%/3.00% 2025		90	63
Greek Government 2.00%/3.00% 2026		90	60
Greek Government 2.00%/3.00% 2027		90	59
Greek Government 2.00%/3.00% 2028		90	58
Greek Government 2.00%/3.00% 2029		90	58
Greek Government 2.00%/3.00% 2030		90	57
Greek Government 2.00%/3.00% 2031		90	57
Greek Government 2.00%/3.00% 2032		90	56
Greek Government 2.00%/3.00% 2033		90	56
Greek Government 2.00%/3.00% 2034		90	56
Greek Government 2.00%/3.00% 2035		90	56
Greek Government 2.00%/3.00% 2036		90	56
Greek Government 2.00%/3.00% 2037		90	55
Greek Government 2.00%/3.00% 2038		90	56
Greek Government 2.00%/3.00% 2039		90	55
Greek Government 2.00%/3.00% 2040		90	56
Greek Government 2.00%/3.00% 2041		90	56
Greek Government 2.00%/3.00% 2042		90	56
Hungarian Government, Series 25B, 5.50% 2025	HUF	54,420	247
Indonesia (Republic of) 7.875% 2019	IDR	5,640,000	455
Indonesia (Republic of) 4.125% 2025[1]		$200	209
Indonesia (Republic of) 8.375% 2034	IDR	7,300,000	629
Indonesia (Republic of) 5.125% 2045[1]		$1,625	1,739
Iraq (Republic of) 5.80% 2028[3]		700	589
Ivory Coast Governement 5.75%, 2032[3]		650	625
Kenya (Republic of) 6.875% 2024[1]		400	425
Malaysian Government, Series 0310, 4.498% 2030	MYR	3,050	881
Malaysian Government, Series 0413, 3.844% 2033		200	52
Nigeria (Republic of) 6.375% 2023		$450	435
Peru (Republic of) 7.35% 2025		150	205
Philippines (Republic of) 4.95% 2021	PHP	16,000	392
Philippines (Republic of) 7.75% 2031		$125	188
Russian Federation 5.00% 2020		400	382
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR	4,025	352
Sri Lanka (Republic of) 6.25% 2021		$250	262
Turkey (Republic of) 9.50% 2022	TRY	1,500	638
Turkey (Republic of) 2.00% 2024[8]		586	235
Turkey (Republic of) 6.875% 2036		$425	528
United Mexican States Government 2.50% 2020[8]	MXN	8,456	575
United Mexican States Government, Series M20, 10.00% 2024		13,000	1,154
United Mexican States Government Global, Series A, 4.00% 2023		$200	214
Uruguay (Republic of) 4.25% 2027[3,8]	UYU	14,631	617
Venezuela (Republic of) 9.25% 2027		$280	113
Zambia (Republic of) 8.50% 2024[1]		475	515
			18,472

U.S. Treasury bonds & notes 1.63%
U.S. Treasury 0.25% 2015		785	786

Total bonds, notes & other debt instruments (cost: $47,677,000)			44,426

Convertible stocks 0.63%		Shares
Industrials 0.63%
CEVA Group PLC, Series A-2, 2.253% convertible preferred[6,9]		231	161
CEVA Group PLC, Series A-1, 3.253% convertible preferred[6]		145	142

Total convertible stocks (cost: $427,000)			303

6	American Funds Global High-Income Opportunities Fund

Common stocks 0.15%	Shares	Value (000)
Industrials 0.15%
CEVA Group PLC[1,6,10]	107	$74

Total common stocks (cost: $124,000)		74

Short-term securities 4.99%	Principal amount (000)
Federal Home Loan Bank 0.06% due 4/15/2015	$1,300	1,300
General Electric Co. 0.07% due 3/2/2015	1,100	1,100

Total short-term securities (cost: $2,400,000)		2,400
Total investment securities 98.09% (cost: $50,628,000)		47,203
Other assets less liabilities 1.91%		921

Net assets 100.00%		$48,124

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average notional amount of open forward currency contracts was $2,054,000 over the prior 12-month period.

					Unrealized
			Contract amount		depreciation
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 2/28/2015 (000)
Sales:
Brazilian reais	3/20/2015	UBS AG	$698	BRL2,000	$(1)

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,133,000, which represented 31.45% of the net assets of the fund.
[2]	Coupon rate may change periodically.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $686,000, which represented 1.43% of the net assets of the fund.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $448,000, which represented .93% of the net assets of the fund.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[10]	Security did not produce income during the last 12 months.

Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
CEVA Group PLC, Series A-2, 2.253% convertible preferred	12/14/2012	$280	$161	.33%

Key to abbreviations and symbol

BRL = Brazilian reais
COP = Colombian pesos
€ = Euros
HUF = Hungarian forints
IDR = Indonesian rupiah
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	7

Financial statements

Statement of assets and liabilities at February 28, 2015	(dollars in thousands)

Assets:
Investment securities, at value (cost: $50,628)			$47,203
Cash			139
Receivables for:
Sales of investments	$69
Interest	852		921
			48,263
Liabilities:
Unrealized depreciation on open forward currency contracts			1
Payables for:
Purchases of investments	75
Closed forward currency contracts	19
Investment advisory services	21
Trustees’ deferred compensation	—	*
Other	23		138
Net assets at February 28, 2015			$48,124

Net assets consist of:
Capital paid in on shares of beneficial interest			$51,446
Undistributed net investment income			480
Accumulated net realized loss			(365)
Net unrealized depreciation			(3,437)
Net assets at February 28, 2015			$48,124

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,139 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$48,124	5,139	$9.37

*	Amount less than one thousand.

See Notes to Financial Statements

8	American Funds Global High-Income Opportunities Fund

Statement of operations for the year ended February 28, 2015	(dollars in thousands)

Investment income:
Income:
Interest (net of non-U.S. taxes of $6)		$3,169
Fees and expenses*:
Investment advisory services	$289
Transfer agent services	— †
Administrative services	5
Reports to shareholders	13
Registration statement and prospectus	10
Trustees’ compensation	— †
Auditing and legal	130
Custodian	10
Other	19
Total fees and expenses before reimbursement	476
Less reimbursement of fees and expenses	152
Total fees and expenses after reimbursement		324
Net investment income		2,845

Net realized loss and unrealized depreciation on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $1)	(557)
Forward currency contracts	110
Currency transactions	(25)	(472)
Net unrealized (depreciation) appreciation on:
Investments	(2,274)
Forward currency contracts	15
Currency translations	(5)	(2,264)
Net realized loss and unrealized depreciation on investments, forward currency contracts and currency		(2,736)

Net increase in net assets resulting from operations		$109

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

American Funds Global High-Income Opportunities Fund	9

Statements of changes in net assets

	(dollars in thousands)

	Year ended February 28
	2015	2014
Operations:
Net investment income	$2,845	$2,806
Net realized loss on investments, forward currency contracts and currency transactions	(472)	(380)
Net unrealized depreciation on investments, forward currency contracts and currency translations	(2,264)	(1,762)
Net increase in net assets resulting from operations	109	664

Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,396)	(2,630)
Distributions from net realized gain on investments	—	(65)
Total dividends and distributions paid to shareholders	(2,396)	(2,695)

Net capital share transactions	1,446	—

Total decrease in net assets	(841)	(2,031)

Net assets:
Beginning of year	48,965	50,996
End of year (including undistributed net investment income: $480 and $537, respectively)	$48,124	$48,965

See Notes to Financial Statements

10	American Funds Global High-Income Opportunities Fund

Notes to financial statements

1. Organization

American Funds Global High-Income Opportunities Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, nondiversified investment company. The fund seeks to provide, over the long-term, a high level of total return largely comprising current income.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None
*	Class B and 529-B shares of the fund are not available for purchase.

On August 29, 2014, the fund made an additional retirement plan share class (Class R-2E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Funds Global High-Income Opportunities Fund	11

Dividends and distributions to shareholders – Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment

12	American Funds Global High-Income Opportunities Fund

adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$25,097	$71	$25,168
Bonds & notes of governments & government agencies outside the U.S.	—	18,472	—	18,472
U.S. Treasury bonds & notes	—	786	—	786
Convertible stocks	—	303	—	303
Common stocks	—	74	—	74
Short-term securities	—	2,400	—	2,400
Total	$—	$47,132	$71	$47,203

	Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on open forward currency contracts	$—	$(1)	$—	$(1)

*	Forward currency contracts are not included in the investment portfolio.

American Funds Global High-Income Opportunities Fund	13

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Nondiversification risk — As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Although the fund does not intend to limit its investments to the securities of a small number of issuers, if it were to do so, poor performance by a single large holding could adversely impact the fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

14	American Funds Global High-Income Opportunities Fund

5. Certain investment techniques

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to lend additional sums based upon the terms of the loan agreement. As of February 28, 2015, the fund’s maximum exposure of unfunded loan commitments was $80,000, which would represent .17% of the net assets of the fund should such commitments become due.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of February 28, 2015 (dollars in thousands):

	Assets		Liabilities
	Location on statement of		Location on statement of
Contract	assets and liabilities	Value	assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$—	Unrealized depreciation on open forward currency contracts	$1
Forward currency	Receivables for closed forward currency contracts	—	Payables for closed forward currency contracts	19
		$—		$20

	Net realized gain		Net unrealized appreciation
	Location on statement of		Location on statement of
Contract	operations	Value	operations	Value
Forward currency	Net realized gain on forward currency contracts	$110	Net unrealized appreciation on forward currency contracts	$15

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

American Funds Global High-Income Opportunities Fund	15

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of February 28, 2015 (dollars in thousands) if close-out netting was exercised:

		Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	Gross amounts
	recognized in the
	statement of assets	Available	Non-cash		Cash	Net
Counterparty	and liabilities	to offset	collateral	*	collateral	amount
Liabilities:
UBS AG	$20	$—	$—		$—	$20

*	Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the fund commenced operations.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended February 28, 2015, the fund reclassified $506,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of February 28, 2015, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Undistributed ordinary income	$478
Capital loss carryforward*	307
Gross unrealized appreciation on investment securities	1,077
Gross unrealized depreciation on investment securities	(4,558)
Net unrealized depreciation on investment securities	(3,481)
Cost of investment securities	50,684

*	Reflects the utilization of capital loss carryforward of $34,000. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

16	American Funds Global High-Income Opportunities Fund

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Year ended February 28
Share class	2015	2014
Class A	$2,396	$2,695
Total	$2,396	$2,695

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on an annual rate of 0.570% of daily net assets. For the year ended February 28, 2015, the investment advisory services fee was $289,000.

CRMC has agreed to reimburse a portion of the fees and expenses of the fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the fund’s prospectus. For the year ended February 28, 2015, total fees and expenses reimbursed by CRMC were $152,000. Fees and expenses in the statement of operations are presented gross of any reimbursements from CRMC.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of February 28, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

American Funds Global High-Income Opportunities Fund	17

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. During the period March 1, 2014, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the year ended February 28, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative	529 plan
Share class	services	services		services	services
Class A	$—	$—	*	$5	Not applicable
Total class-specific expenses	$—	$—	*	$5	Not applicable

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of dividends and distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended February 28, 2015

Class A	$3,350	337	$96	10	$(2,000)	(208)	$1,446	139
Total net increase (decrease)	$3,350	337	$96	10	$(2,000)	(208)	$1,446	139

Year ended February 28, 2014

Class A	$—	—	$—	—	$—	—	$—	—
Total net increase (decrease)	$—	—	$—	—	$—	—	$—	—

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $25,549,000 and $21,617,000, respectively, during the year ended February 28, 2015.

18	American Funds Global High-Income Opportunities Fund

10. Ownership concentration

At February 28, 2015, CRMC held 100% of the fund’s outstanding shares. The ownership represents the seed money invested in the fund when it began operations on December 14, 2012, and any subsequent investments and reinvestments of distributions received.

American Funds Global High-Income Opportunities Fund	19

Financial highlights

		Income from
		investment operations[1]			Dividends and distributions
			Net (losses)
			gains on								Ratio of	Ratio of
	Net asset		securities		Dividends		Total	Net asset			expenses to	expenses to	Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	average net	average net	net income
	beginning	investment	realized and	investment	investment	(from capital	and	end	Total	end of period	assets before	assets after	to average
	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[2,3,4,5]	(in thousands)	reimbursements[5]	reimbursements[4,5]	net assets[4,5]
Class A:
Year ended 2/28/2015	$9.79	$.55	$(.51)	$.04	$(.46)	$—	$(.46)	$9.37	.37%	$48,124.94%		.64%	5.63%
Year ended 2/28/2014	10.20	.56	(.43)	.13	(.53)	(.01)	(.54)	9.79	1.47	48,965.69		.64	5.69
Period from 12/14/2012 to 2/28/2013[6,7]	10.00	.11	.11	.22	(.02)	—	—	10.20	2.20	50,996.19		.13	1.04

	Year ended	Year ended	For the period
	February 28, 2015	February 28, 2014	12/14/2012 to 2/28/2013[3,6,7]
Portfolio turnover rate for all share classes	49%	44%	8%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Not annualized.
[4]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed other fees and expenses.
[5]	Although the fund has a plan of distribution, fees for distribution services are not paid by the fund on amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period December 14, 2012, commencement of operations, through February 28, 2013.

See Notes to Financial Statements

20	American Funds Global High-Income Opportunities Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Global High-Income Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of American Funds Global High-Income Opportunities Fund (the “Fund”), including the investment portfolio, as of February 28, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Funds Global High-Income Opportunities Fund as of February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

April 15, 2015

American Funds Global High-Income Opportunities Fund	21

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2014, through February 28, 2015).

Actual expenses:

The first line of the share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of the share class in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 9/1/2014	Ending account value 2/28/2015	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$960.67	$3.11	.64%
Class A – assumed 5% return	1,000.00	1,021.62	3.21	.64

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

22	American Funds Global High-Income Opportunities Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended February 28, 2015:

Foreign taxes	$0.002 per share
Foreign source income	$0.36 per share
U.S. government income that may be exempt from state taxation	$2,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2016, to determine the calendar year amounts to be included on their 2015 tax returns. Shareholders should consult their tax advisors.

American Funds Global High-Income Opportunities Fund	23

Board of trustees and other officers

Independent trustees1

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex overseen	Other directorships[3]
Name and year of birth	of the fund[2]	Principal occupation(s) during past five years	by trustee	held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; former Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	72	None
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	72	Mercury General Corp.
Leonard R. Fuller, 1946	2012	President and CEO, Fuller Consulting (financial management consulting firm)	72	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	74	The Swiss Helvetia Fund, Inc.
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	71	MasterCard Incorporated; The NASDAQ Stock Market LLC; Trimble Navigation Limited
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands	68	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	68	None
Margaret Spellings, 1957	2012	President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	72	None
Steadman Upham, PhD, 1949	2012	President and University Professor, The University of Tulsa	71	None

Interested trustee4,5

Year first
	elected		Number of
	a trustee	Principal occupation(s) during past five years	portfolios in fund
Name, year of birth and	or officer	and positions held with affiliated entities or	complex overseen	Other directorships[3]
position with fund	of the fund[2]	the principal underwriter of the fund	by trustee	held by trustee
John H. Smet, 1956 Vice Chairman of the Board	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company	21	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

24	American Funds Global High-Income Opportunities Fund

Other officers5

	Year first
	elected
Name, year of birth and	an officer	Principal occupation(s) during past five years and positions held with affiliated entities
position with fund	of the fund[2]	or the principal underwriter of the fund
Robert H. Neithart, 1965 President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.;[6] Chairman of the Board, Capital Strategy Research, Inc.[6]
Kristine M. Nishiyama, 1970 Senior Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Senior Vice President and General Counsel, Capital Bank and Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Jane Y. Chung, 1974 Assistant Secretary	2014	Fund Boards Coordinator — Fund Business Management Group, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Gregory F. Niland, 1971 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Global High-Income Opportunities Fund	25

Office of the fund
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser
6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Morgan, Lewis & Bockius LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Global High-Income Opportunities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global High-Income Opportunities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

26	American Funds Global High-Income Opportunities Fund

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Lit. No. MFGEARX-038-0415P  CT/10262-S43716

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2014	$3,000
2015	$115,000

b) Audit-Related Fees:
2014	None
2015	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	$3,000
2015	$2,000

The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns including returns relating to the Registrant’s investments in non-U.S. jurisdictions.

d) All Other Fees:
2014	None
2015	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2014	$937,000
2015	$1,105,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2014	$43,000
2015	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2014	$3,000
2015	$5,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,390,000 for fiscal year 2014 and $1,513,000 for fiscal year 2015. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in our internal control over financial reporting during the quarter ended February 28, 2015, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the American Funds Global High-Income Opportunities Fund’s investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Global High-Income Opportunities Fund’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL HIGH-INCOME OPPORTUNITIES FUND

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: April 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert H. Neithart
Robert H. Neithart, President and Principal Executive Officer

Date: April 30, 2015

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2015